STOCK OPTIONS AND WARRANTS (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Exercise price (in dollars per share)	$ 5.04	$ 4.89	$ 2.19	$ 2.04
Number outstanding	$ 5,976,670	$ 5,154,897	$ 2,739,125	$ 1,850,236
Warrant Exercise price 2.58
Exercise price (in dollars per share)	$ 2.58	$ 2.58
Number outstanding	$ 1,283,569	$ 1,283,569
Weighted average remaining contractual life (years)	4 years 10 months 13 days	5 years 7 months 13 days
Weighted average exercise price	$ 2.58	$ 2.58
Number exercisable	1,283,569	1,283,569
Weighted average remaining contractual life (years)	4 years 10 months 13 days	5 years 7 months 13 days
Warrant Exercise price 1.14
Exercise price (in dollars per share)	$ 1.14	$ 1.14
Number outstanding	$ 666,666	$ 666,666
Weighted average remaining contractual life (years)	4 years 5 months 8 days	5 years 2 months 8 days
Weighted average exercise price	$ 1.14	$ 1.14
Number exercisable	666,666	666,666
Weighted average remaining contractual life (years)	4 years 5 months 8 days	5 years 2 months 8 days
Warrant Exercise price 2.25
Exercise price (in dollars per share)	$ 2.25	$ 2.25
Number outstanding	$ 888,889	$ 888,889
Weighted average remaining contractual life (years)	7 years 8 months 12 days	8 years 5 months 12 days
Weighted average exercise price	$ 2.25	$ 2.25
Number exercisable	888,889	888,889
Weighted average remaining contractual life (years)	7 years 8 months 12 days	8 years 5 months 12 days
Warrant Four [Member]
Exercise price (in dollars per share)	$ 8.25	$ 8.25
Number outstanding	$ 107,954	$ 107,954
Weighted average remaining contractual life (years)	5 months 1 day	1 year 2 months 1 day
Weighted average exercise price	$ 8.25	$ 8.25
Number exercisable	107,954	107,954
Weighted average remaining contractual life (years)	5 months 1 day	1 year 2 months 1 day
Warrant Exercise price 8.40
Exercise price (in dollars per share)	$ 8.40	$ 8.40
Number outstanding	$ 16,666	$ 16,666
Weighted average remaining contractual life (years)	8 years 9 months 25 days	9 years 6 months 25 days
Weighted average exercise price	$ 8.40	$ 8.40
Number exercisable	16,666	16,666
Weighted average remaining contractual life (years)	8 years 9 months 25 days	9 years 6 months 25 days
Warrant Exercise price 8.25
Exercise price (in dollars per share)	$ 8.25	$ 8.25
Number outstanding	$ 2,191,153	$ 2,191,153
Weighted average remaining contractual life (years)	2 years 3 months	3 years
Weighted average exercise price	$ 8.25	$ 8.25
Number exercisable	2,191,153	2,191,153
Weighted average remaining contractual life (years)	2 years 3 months	3 years
Warrant Exercise price 7.05
Exercise price (in dollars per share)	$ 7.05
Number outstanding	$ 62,441
Weighted average remaining contractual life (years)	4 years 8 months 15 days
Weighted average exercise price	$ 7.05
Number exercisable	20,911
Weighted average remaining contractual life (years)	4 years 8 months 15 days
Warrant Exercise price 5.25
Exercise price (in dollars per share)	$ 5.25
Number outstanding	$ 383,141
Weighted average remaining contractual life (years)	2 years 9 months 25 days
Weighted average exercise price	$ 5.25
Number exercisable	383,141
Weighted average remaining contractual life (years)	2 years 9 months 25 days
Warrant Exercise price 5.25
Exercise price (in dollars per share)	$ 5.25
Number outstanding	$ 209,525
Weighted average remaining contractual life (years)	2 years 10 months 13 days
Weighted average exercise price	$ 5.25
Number exercisable	209,525
Weighted average remaining contractual life (years)	2 years 10 months 13 days
Warrant Exercise price 9.00
Exercise price (in dollars per share)	$ 9.00
Number outstanding	$ 66,666
Weighted average remaining contractual life (years)	2 years 10 months 17 days
Weighted average exercise price	$ 9.00
Number exercisable	36,666
Weighted average remaining contractual life (years)	2 years 10 months 17 days
Warrant Exercise price 7.95
Exercise price (in dollars per share)	$ 7.95
Number outstanding	$ 100,000
Weighted average remaining contractual life (years)	2 years 11 months 15 days
Weighted average exercise price	$ 7.95
Weighted average remaining contractual life (years)	2 years 11 months 15 days